Stock-Based Compensation - Fair Value Of Options (Details) - Stock Option Plan - Stock options - USD ($) $ in Thousands	Mar. 16, 2017	Jul. 19, 2016	Dec. 01, 2013	Jun. 14, 2013
June 14, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility				45.00%
Expected dividends				$ 0
Expected term (in years)				6 years 3 months
Risk free rate				1.35%
December 1, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			45.00%
Expected dividends			$ 0
Expected term (in years)			6 years 3 months
Risk free rate			1.83%
July 19, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		55.00%
Expected dividends		$ 0
Expected term (in years)		5 years 9 months
Risk free rate		1.22%
March 16, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	18.00%
Expected dividends	$ 0
Expected term (in years)	6 years 3 months
Risk free rate	2.23%